SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES
SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES:

(a)	Selling, general and administrative expenses:

	2017	2016

Selling expenses	$118,560	$113,340
Administrative expenses	141,325	121,702
Distribution expenses	117,438	101,391
	$377,323	$336,433

(b)	Employee benefit expenses:

	2017	2016

Salaries, wages and other short-term employee benefits	$504,366	$459,041
Share-based payments	16,065	15,756
Post-employment benefits	30,376	25,089
	$550,807	$499,886

(c)	Lease expenses:
During the year ended December 31, 2017 an amount of $35.7 million was recognized in the consolidated statement of earnings and comprehensive income relating to operating leases (2016 - $26.6 million).

As at December 31, 2017, the future minimum lease payments under non-cancellable leases were as follows:

December 31, 2017

Within 1 year	$22,862
Between 1 and 5 years	50,205
More than 5 years	46,703
$119,770

(d)	Government assistance:
During the year ended December 31, 2017 an amount of $10.2 million was recognized in the consolidated statement of earnings and comprehensive income relating to government assistance for yarn production (2016 - $9.3 million).